Commitments and Contingencies - Net Carrying Amount of the Liability Component of the Loan (Details) - Secured Mortgage Loan - Loans Payable - USD ($)	Sep. 30, 2023	Jun. 30, 2022
Debt Instrument [Line Items]
Principal amount	$ 82,838,000	$ 52,100,000
Unamortized debt issuance cost	(1,660,000)
Net carrying amount	$ 81,178,000